Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Measurements
Schedule of financial assets and liabilities accounted for at fair value on a recurring basis

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of September 30, 2016 and December 31, 2015 by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at
	September 30, 2016 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative assets	$—	$532	$—	$532
Financial Liabilities:
Commodity derivative liabilities	$—	$28,503	$—	$28,503

	Fair Value Measurements at
	December 31, 2015 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative assets	$—	$71,791	$—	$71,791
Financial Liabilities:
Commodity derivative liabilities	$—	$—	$—	$—

The following table presents the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and December 31, 2014 by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2015 Using
	Level 1	Level 2	Level 3	Total
Financial Assets:
Commodity derivative asset	$—	$71,791	$—	$71,791
Financial Liabilities:
Commodity derivative liabilities	$—	$—	$—	$—

Schedule of fair value of financial instruments

This disclosure (in thousands) does not impact the Company’s financial position, results of operations or cash flows.

	At September 30, 2016		At December 31, 2015
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Credit facility	$89,000	$89,000	$225,000	$225,000
Second Lien Notes(1)	$—	$—	$412,790	$433,196
Senior Notes(2)	$537,601	$573,375	$—	$—
(1)	The carrying amount of the Second Lien Notes includes unamortized debt discount and debt issuance costs of $17.2 million as of December 31, 2015.
(2)	The carrying amount of the Senior Notes includes unamortized debt issuance costs of $12.4 million as of September 30, 2016.

This disclosure (in thousands) does not impact the Company’s financial position, results of operations or cash flows.

	At December 31, 2015		At December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Credit facility	$225,000	$225,000	$100,000	$100,000
Second Lien Notes(1)	$412,790	$433,196	$408,903	$463,058

(1)The carrying amount of the Second Lien Notes includes unamortized debt discount and debt issuance costs of $17.2 million and $21.1 million as of December 31, 2015 and December 31, 2014, respectively.